OPERATING DATA - Schedule of Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Materials	$ 34,599	$ 47,809	$ 46,842
Labor costs	7,690	9,094	9,206
Logistic expenses	3,474	4,951	4,974
Depreciation and amortization	2,960	3,067	2,799
Gain on bargain purchase	0	0	(209)
Impairment charges/ (reversal)	(133)	1,927	994
Gains on disposals of investments	(1,460)	0	0
Other	2,008	2,039	2,419
Total	$ 49,138	$ 68,887	$ 67,025